TAXES (Details 2) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
TAXES
Income tax payable	$ 427,592	$ 517,272
Value added tax payable	284,916	221,243
Other taxes payable	2,340	2,451
Total taxes payable	$ 714,848	$ 740,966